Other intangible assets	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
8. Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Trademarks with finite useful life		Product related intangibles		Technology related intangibles		Customer related intangibles		Others		Total
Gross carrying amount
Balance as at April 1, 2016	Rs.	10,178	Rs.	37,740	Rs.	2,847	Rs.	1,100	Rs.	2,295	Rs.	54,160
Additions(1)		1,148		27,419		27		-		611		29,205
De-recognitions(2)		(32)		(269)		-		(706)		(124)		(1,131)
Effect of changes in foreign exchange rates		(617)		(2,265)		(230)		(37)		(19)		(3,168)
Balance as at March 31, 2017	Rs.	10,677	Rs.	62,625	Rs.	2,644	Rs.	357	Rs.	2,763	Rs.	79,066

Balance as at April 1, 2017	Rs.	10,677	Rs.	62,625	Rs.	2,644	Rs.	357	Rs.	2,763	Rs.	79,066
Additions		-		2,377		-		-		228		2,605
Effect of changes in foreign exchange rates		1,162		2,496		206		-		6		3,870
Balance as at March 31, 2018	Rs.	11,839	Rs.	67,498	Rs.	2,850	Rs.	357	Rs.	2,997	Rs.	85,541

Amortization/impairment loss
Balance as at April 1, 2016	Rs.	7,686	Rs.	22,599	Rs.	1,253	Rs.	1,085	Rs.	741	Rs.	33,364
Amortization for the year		578		2,304		443		15		341		3,681
Impairment loss		32		40		38		-		-		110
De-recognitions(2)		(32)		(269)		-		(706)		(124)		(1,131)
Effect of changes in foreign exchange rates		(457)		(1,215)		(159)		(37)		(15)		(1,883)
Balance as at March 31, 2017	Rs.	7,807	Rs.	23,459	Rs.	1,575	Rs.	357	Rs.	943	Rs.	34,141

Balance as at April 1, 2017	Rs.	7,807	Rs.	23,459	Rs.	1,575	Rs.	357	Rs.	943	Rs.	34,141
Amortization for the year		591		2,145		403		-		286		3,425
Impairment loss		-		53		-		-		-		53
Effect of changes in foreign exchange rates		885		2,204		167		-		1		3,257
Balance as at March 31, 2018	Rs.	9,283	Rs.	27,861	Rs.	2,145	Rs.	357	Rs.	1,230	Rs.	40,876

Net carrying amount
As at April 1, 2016	Rs.	2,492	Rs.	15,141	Rs.	1,594	Rs.	15	Rs.	1,554	Rs.	20,796
As at March 31, 2017	Rs.	2,870	Rs.	39,166	Rs.	1,069	Rs.	-	Rs.	1,820	Rs.	44,925
As at March 31, 2018	Rs.	2,556	Rs.	39,637	Rs.	705	Rs.	-	Rs.	1,767	Rs.	44,665

  (1) Additions during the year ended March 31, 2017 primarily consists of: (a) Rs.23,366, representing the consideration paid to Teva Pharmaceutical Industries Limited (“Teva”) and an affiliate of Allergan Plc (“Allergan”) to acquire eight Abbreviated New Drug Applications (“ANDAs”) in the United States (refer to Note 33 of these consolidated financial statements for further details); and (b) Rs.3,159, representing the consideration for the acquisition of exclusive U.S. rights for the development and commercialization of a clinical stage oral new chemical entity from XenoPort, Inc. (refer to Note 34 of these consolidated financial statements for further details).

(2) During the year ended March 31, 2017, the Company derecognized certain intangible assets which were fully amortized and from which no future economic benefits were expected, either from use or from their disposal. Accordingly, an amount of Rs.1,131 was reduced both from gross carrying amount and accumulated amortization.

In-process research and development assets (“IPR&;D”):

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2018		2017
Opening balance	Rs.	27,150	Rs.	1,096
Add: Additions during the year(1)		523		26,858
Less: Capitalizations during the year(2)		(778)		-
Less: Impairments during the year(3)		-		(38)
Effect of changes in exchange rates		132		(766)
Closing balance	Rs.	27,027	Rs.	27,150

(1)	Additions during the year ended March 31, 2017 primarily consists of:

a.
Rs.23,366, representing the consideration paid to Teva and an affiliate of Allergan to acquire eight ANDAs in the United States (refer to Note 33 of these consolidated financial statements for further details); and

b.
Rs.3,159, representing the consideration for the acquisition of exclusive U.S. rights for the development and commercialization of a clinical stage oral new chemical entity from XenoPort, Inc. (refer to Note 34 of these consolidated financial statements for further details).

(2)
ezitimibe and simvastatin tablets, representing one of the eight ANDAs acquired from Teva, was launched during the three months ended June 30, 2017. Accordingly, the Company reclassified the amount from IPR&;D to product related intangibles.

(3)	Refer to “Impairment losses recorded for the year ended March 31, 2017” in this Note 8 for further details.

Amortization of other intangible assets:

	For the Year Ended March 31,
	2018		2017		2016
Selling, general and administrative expenses	Rs.	3,029	Rs.	3,198	Rs.	3,262
Cost of revenues		264		300		110
Research and development expenses		132		183		98
	Rs.	3,425	Rs.	3,681	Rs.	3,470

Interest capitalization

During the years ended March 31, 2018 and 2017, the Company capitalized interest cost of Rs.458 and Rs.258, respectively, with respect to certain qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2018 and 2017 ranged from 0.81% to 2.76% and from 0.91% to 2.14%, respectively.

Impairment loss on other intangible assets:

	For the Year Ended March 31,
	2018		2017		2016
Selling, general and administrative expenses	Rs.	53	Rs.	72	Rs.	61
Research and development expenses		-		38		133
Cost of revenues		-		-		-
	Rs.	53	Rs.	110	Rs.	194

Impairment losses recorded for the year ended March 31, 2018

As a result of the Company’s decision to discontinue a few products pertaining to its Global Generics segment, product related intangibles of Rs.20 and Rs.33 were recorded as impairment loss for the year ended March 31, 2018 under “Selling, general and administrative expenses” in the consolidated income statement.

Impairment losses recorded for the year ended March 31, 2017

As a result of the Company’s decision to discontinue further development of certain IPR&;D assets pertaining to its Proprietary Products segment and PSAI segment, Rs.27 and Rs.11, respectively, were recorded as impairment loss for the year ended March 31, 2017 under “Research and development expenses” in the consolidated income statement.

The balance impairment loss of Rs.72 pertains to a write down of certain brands and product related intangibles forming part of the Company’s Global Generics segment. The same was recorded under “Selling, general and administrative expenses” in the consolidated income statement.

Impairment losses recorded for the year ended March 31, 2016

As a result of the Company’s decision to discontinue further development of certain IPR&;D assets pertaining to its Proprietary Products segment and Global Generics segment, Rs.100 and Rs.33, respectively, was recorded as impairment loss for the year ended March 31, 2016 under “Research and development expenses” in the consolidated income statement.

The balance impairment loss of Rs.61 pertains to a write down of certain customer and product related intangibles forming part of the Company’s Global Generics segment, which was recorded under “Selling, general and administrative expenses” in the consolidated income statement.